Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Cost of revenues	$ 10,570,070	$ 8,089,394	$ 8,770,617
Gross loss	42,168,007	21,510,092	44,237,448
General and administrative	15,210,102	11,387,381	11,227,632
Product development	9,032,327	10,735,570	13,313,635
Sales and marketing	30,588,236	13,072,017	21,337,799
Stock-based compensation	3,035,122	802,725	1,538,802
Loss from impairment of goodwill			13,463,224
Total operating expenses	54,830,665	35,194,968	63,420,374
Interest income	1,340,563	3,177,544	2,744,665
Equity in deficits of subsidiaries, VIEs and VIE’s subsidiaries	2,773,839
Exchange gain, net	556,757	71,516	1,349,924
Other income	(29,131)	(633,981)	(7,256)
Loss from impairment of cost method investment	0	0	(1,479,571)
Net loss	(8,173,890)	(11,960,147)	(19,463,955)
Other comprehensive income, net of tax:
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil and nil for 2011, 2012 and 2013, respectively		(45,567)
Comprehensive loss	(7,377,333)	(11,692,635)	(16,430,643)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Cost of revenues	2,584	4,245	43,976
Gross loss	(2,584)	(4,245)	(43,976)
General and administrative	1,417,843	1,445,591	1,428,893
Product development	62,914	68,961	75,482
Sales and marketing	160,112	43,018
Stock-based compensation	2,539,274	207,677	945,868
Loss from impairment of goodwill			50,534
Total operating expenses	4,180,143	1,765,247	2,500,777
Interest income	605	2,180	1,402
Equity in deficits of subsidiaries, VIEs and VIE’s subsidiaries	(4,985,519)	(9,674,955)	(16,643,739)
Exchange gain, net	594,513	(413,004)	1,339,752
Other income		64
Loss from impairment of cost method investment			(1,479,571)
Net loss	(8,573,128)	(11,855,207)	(19,326,909)
Other comprehensive income, net of tax:
Changes in foreign currency translation adjustment	1,195,795	130,115	2,928,723
Net unrealized loss on available-for-sale securities, net of tax effects of ($5,728), $5,728 and nil for 2011, 2012 and 2013, respectively		(13,110)	(32,457)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil and nil for 2011, 2012 and 2013, respectively		45,567
Other comprehensive income, net of tax	1,195,795	162,572	2,896,266
Comprehensive loss	$ (7,377,333)	$ (11,692,635)	$ (16,430,643)